Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2021	€ 883,635	€ 7,646	€ 2,107,739	€ (21)	€ 3,779	€ (1,235,508)
Net profit / (loss) for the period	(206,818)					(206,818)
Other comprehensive income / (loss), net of tax	(332)				(332)
Total comprehensive income / (loss)	(207,150)				(332)	(206,818)
Share-based payment (Note 7)	36,770					36,770
Acquisition of treasury shares (Note 9)	(106,099)			(134)		(105,965)
Capital increase	686	3	683
Equity at Jun. 30, 2022	607,842	7,649	2,108,422	(155)	3,447	(1,511,521)
Equity at Dec. 31, 2022	263,348	7,675	2,112,863	(149)	3,452	(1,860,493)
Net profit / (loss) for the period	(232,346)					(232,346)
Other comprehensive income / (loss), net of tax	(1,803)				(1,803)
Total comprehensive income / (loss)	(234,149)				(1,803)	(232,346)
Share-based payment (Note 7)	33,568					33,568
Capital increase	2,074	24	2,050
Equity at Jun. 30, 2023	€ 64,841	€ 7,699	€ 2,114,913	€ (149)	€ 1,649	€ (2,059,271)